Investments (Summarized Statement Of Income) (Details) - USD ($) $ in Millions		1 Months Ended	12 Months Ended
		May 11, 2017	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Reconciliation of net income reported by investee to equity interest income:
Total equity interest income recorded			$ (52.8)	$ 10.7	$ 44.2
Pop
Schedule of Equity Method Investments [Line Items]
Revenues			110.9	95.0	86.4
Expenses:
Cost of services			66.2	52.7	39.7
Selling, marketing, and general and administration			54.1	47.6	42.1
Depreciation and amortization			8.1	7.9	7.8
Operating income (loss)			(17.5)	(13.2)	(3.2)
Interest expense, net			1.0	0.6	0.5
Accretion of redeemable preferred stock units	[1]		79.1	67.8	57.7
Total interest expense, net			80.1	68.4	58.2
Reconciliation of net income reported by investee to equity interest income:
Net income (loss)			$ (97.6)	$ (81.6)	$ (61.4)
Ownership interest in investee			50.00%	50.00%	50.00%
The Company's share of net income			$ (48.8)	$ (40.8)	$ (30.7)
Accretion of dividend and interest income of redeemable preferred stock units	[1]		39.5	33.9	28.8
Eliminations of the Company's share of profits on licensing sales to investee			(0.8)	(0.6)	(0.8)
Realization of the Company's share of profits on licensing sales to investee			1.1	0.6	0.9
Total equity interest income recorded			(9.0)	(6.9)	(1.8)
EPIX
Schedule of Equity Method Investments [Line Items]
Revenues		$ 44.8		400.1	413.8
Expenses:
Operating expenses		32.3		259.8	221.6
Selling, marketing, and general and administration		2.4		23.3	24.0
Operating income (loss)		10.1		117.0	168.2
Interest and other expense		0.0		(0.3)	(2.2)
Reconciliation of net income reported by investee to equity interest income:
Net income (loss)		$ 10.1		$ 116.7	$ 166.0
Ownership interest in investee		31.15%		31.15%	31.15%
The Company's share of net income		$ 3.1		$ 36.4	$ 51.7
Eliminations of the Company's share of profits on licensing sales to investee		(0.1)		(12.4)	(7.3)	[2]
Realization of the Company's share of profits on licensing sales to investee		1.0		7.0	7.7	[3]
Total equity interest income recorded		$ 4.0	4.0	31.0	52.1
Other Equity Method Investments
Schedule of Equity Method Investments [Line Items]
Revenues			178.8	30.1
Expenses:
Gross profit (loss)			42.6	9.1
Reconciliation of net income reported by investee to equity interest income:
Net income (loss)			(117.7)	(50.8)
Total equity interest income recorded	[4]		$ (47.8)	$ (13.4)	$ (6.1)

[1]	Accretion of mandatorily redeemable preferred stock units represents Pop's 10% dividend and the amortization of discount on its mandatorily redeemable preferred stock units held by the Company and the other interest holder. The Company recorded its share of this expense as income from the accretion of dividend and discount on mandatorily redeemable preferred stock units within equity interest income (loss).
[2]	Represents the elimination of the gross profit recognized by the Company on licensing sales to EPIX in proportion to the Company's ownership interest in EPIX.
[3]	Represents the realization of a portion of the profits previously eliminated. This profit remains eliminated until realized by EPIX. EPIX initially records the license fee for the title as inventory on its balance sheet and amortizes the inventory over the license period. Accordingly, the profit is realized as the inventory on EPIX's books is amortized.
[4]	The Company records its share of the net income or loss of certain other equity method investments on a one quarter lag.